S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Sep. 26, 2025 USD ($) $ / shares shares
Private Placement [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	480,000
Price Paid or to be Paid for Securities, Total Amount	$ 2,400,000
Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 3,500,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 5
Invest Green Acquisition [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 500,000
Common Class B [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	5,750,000
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Founder Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	2,402,500